GENERAL (Details Textual) (USD $)	1 Months Ended		12 Months Ended		29 Months Ended		5 Months Ended	1 Months Ended
	Jul. 31, 2013	Feb. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Feb. 14, 2013	Dec. 31, 2011 Common Stock [Member]	Feb. 28, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member] Common Stock [Member]	Jan. 31, 2014 Subsequent Event [Member] Warrant [Member]
Organization And Presentation Of Financial Statements [Line Items]
Operating Income (Loss)			$ 13,562,398	$ 3,974,408	$ 17,771,519
Net Cash Provided by (Used in) Operating Activities			7,599,723	2,982,680	10,633,911
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stock Registered During Period Shares Initial Registration		9,430,162
Stock Registered During Period Shares Second Registration	7,936,690
Stock Issued During Period, Shares, New Issues							2,000,000	2,226,956	2,226,956	1,670,216
Stock To Be Issued, Value, Warrants Exercised									$ 3,790,000